DESCRIPTION OF PLAN	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Description of Plan [Line Items]
DESCRIPTION OF PLAN	DESCRIPTION OF PLAN
The following description of the Vertiv Group Corporation Employee Retirement Savings Plan (“the Plan”) provides general information about the Plan's provisions. Participants should refer to the plan document and summary plan description for a more complete description of the Plan's provisions, copies of which may be obtained from the plan sponsor. Vertiv Group Corporation (“the Company”), which is a wholly-owned subsidiary of Vertiv Holdings Co. (“Vertiv”), is the Plan Sponsor.
General
The Plan is a defined contribution plan sponsored by the Company. The Plan covers substantially all employees of Vertiv Corporation, Electrical Reliability Services, Inc., Vertiv IT Systems, Inc., Energy Labs, Inc., High Voltage Maintenance Corporation, E&I Engineering USA Corporation, E&I Engineering Corporation, Vertiv Americas, LLC, Great Lakes Manufacturing, Inc., and Great Lakes Case & Cabinet Co., Inc. Employees are eligible to participate in the Plan upon hire and attainment of age 21. Certain employees who are part of a collective bargaining agreement and other employees, as defined in the plan document, are not eligible to participate in the Plan. The Vertiv Group Corporation Retirement Committee (the “Retirement Committee”) is responsible for the general administration of the Plan. Vanguard Fiduciary Trust Company is the trustee and recordkeeper for the Plan.
Plan Amendments
From time to time, the Plan has been amended and restated. Amendments to the Plan include provisions necessary to conform to various legislation and guidance under the Internal Revenue Code (“the Code”) and provisions of the Employee Retirement Income Security Act of 1974, as amended (“ERISA”).
Contributions
Each year, eligible participants may contribute between 1% and 90% of compensation on a before-tax basis, a Roth 401(k) basis, an after-tax basis, or any combination thereof, as defined in the Plan, not to exceed the annual Internal Revenue Service (“IRS”) maximum contribution amount. Participants may also contribute amounts representing distributions from other qualified plans (rollover contributions). Participants are eligible to make catch-up contributions. The Plan allows for basic matching contributions. Basic matching contributions are funded on a quarterly basis utilizing Vertiv Stock, cash, or a combination. Additional basic profit sharing contributions may be contributed at the discretion of the Retirement Committee. No basic profit sharing contributions were made during the year ended December 31, 2025 and 2024. Employees must be employed on the last day of the calendar quarter for which the contribution is made to receive the match (exceptions are made in the case of death, termination of employment on or after reaching the Plan's normal retirement age, or disability during the calendar quarter). Participants not employed on the last day of the calendar quarter as a result of retirement, death or disability will receive an employer matching contribution, to the extent otherwise owed under the formula for the calendar quarter. All contributions are subject to certain limitations of the Code.
Eligible employees can elect to enroll in the Plan. If enrolled, the Company matches 50% of the first 6% of compensation that a participant contributes to the Plan. The employer matching contributions may be made in cash or in Vertiv securities at the election of the Company and will be made to participants employed by the Company on the last day of the calendar quarter.
Participants' Accounts
Each participant's account is credited with the participant's contributions, the Company's basic matching contributions, allocations of the Company's basic profit sharing contributions, and Plan earnings. Allocation of basic matching contributions will be made in relation to the amount by which participants make elective deferrals. Allocations of the Company's basic profit sharing contributions are based on the ratio of a participant's eligible compensation to total eligible compensation of all Plan participants. Plan earnings and dividends attributable to investments held in participants' accounts are credited to the participant's accounts. The benefit to which a participant is entitled is the benefit that can be provided from the participant's vested account.
Notes Receivable from Participants
Prior to November 1, 2020, participants were allowed to borrow from their accounts in increments of $1 up to a maximum equal to the lesser of $50,000 or 50% of their vested account balance, not less than $500. Loan terms range from 1-5 years or up to 10 years for the purchase of a principal residence. A participant may not have more than one loan outstanding at any point in time. The loans are secured by the balance in the participant’s account and bear interest at the prime rate plus 1%. Principal and interest is paid ratably through regular payroll deductions over not more than five years, except for loans to purchase a principal residence. If a participant terminates employment with the Company, continued payments post termination are not permitted. If the loan is not repaid, it will automatically be treated as a distribution to the participant.
Effective November 1, 2020, the Plan does not allow participants to borrow from their accounts. Loans in existence were not affected and will continue on the payment schedule as in effect before the amendment. As of December 31, 2025 and 2024 the outstanding participant loans were 226,315 and 421,905, respectively.
Vesting
For employees hired prior to November 1, 2020, employer matching and basic contributions vest at a predetermined percentage for each full year of service in the Plan, at a rate of 33% per year, with 100% vesting at the end of three years of service (whether or not consecutive).
For employees hired on or after November 1, 2020 employer contributions will not vest before 3 years of service. Upon 3 years of service, the contributions will be fully vested. All amounts fully vest upon retirement, or due to death, total and permanent disability, or termination of the Plan. Participants are immediately vested in their contributions plus actual earnings thereon.
Investment Options
Participants designate the percentage of their total contribution to be invested in the various Plan investment choices in 1% increments. Participants may change their investment elections at any time, and transfer any part of an existing account balance to any other Plan investment, as permitted by Plan and fund policies. Transfers are also made in 1% increments. If no investment direction is provided by the participant, the participants’ contributions are invested in the age-appropriate target retirement fund.
Payment of Benefits
Participants or their designated beneficiaries are entitled to receive the amounts credited to their accounts upon retirement, total and permanent disability, death, or termination. A participant whose vested account balance exceeds $7,000 may elect to receive a lump-sum, establish installment payments, or take a partial distribution. Participants with a balance between $1,000 and $7,000 will have their balance automatically rolled over to an individual retirement account, unless they elect otherwise. Participants with a balance less than $1,000 will automatically receive a lump-sum distribution equal to their vested account balance unless they elect otherwise. In-service withdrawals are available from all vested account balances under the Plan if the participant has reached age 59 ½ or from certain accounts if the participant has suffered a financial hardship as described in the Plan. In addition, a participant may withdraw his or her rollover contributions or after-tax contributions at any time. In-service withdrawals are limited to one per calendar quarter, with the exception of hardship withdrawals taken for expenses incurred for a Federal Emergency Management Agency disaster.
Forfeitures
Upon termination of employment, participants forfeit their non-vested balances. If a participant is rehired within a five-year period, the forfeited contributions are reinstated. Forfeitures of unvested employer contributions are used to pay Plan administrative expenses or to provide discretionary employer contributions. Unallocated forfeited balances as of December 31, 2025 and 2024, were approximately $91,792 and $1,203,722 respectively, and forfeitures used to pay for qualified Company expenses for the year ended December 31, 2025 and 2024 were approximately $377,717 and $302,729, respectively.
Administrative Expenses
The Plan’s administrative expenses are paid by either the Plan or the Company, as provided by the Plan’s provisions. Administrative expenses paid by the Plan include recordkeeping fees, trustee fees and other qualified Plan expenses. Expenses relating to purchases, sales, or transfers of the Plan’s investments are charged to the particular investment fund to which the expenses relate. Certain transaction costs are paid by the participants. All other administrative expenses of the Plan are paid by the Company. Expenses that are paid by the Company are excluded from these financial statements.
Vertiv Stock Fund
Effective November 1, 2020 the Plan was amended to allow for the investment in Vertiv securities and the funding of certain employer contributions with Vertiv securities. Accordingly, the Plan will invest in common stock of Vertiv (Vertiv Stock), the global ultimate parent of the Company through a Vertiv Stock Fund. The Vertiv Stock Fund may also hold cash or other short-term securities, although these are expected to be a small percentage of the fund.
Each participant is entitled to exercise voting rights attributable to the shares allocated to their account and is notified by the Company prior to the time that such rights may be exercised. The trustee shall vote or exercise all shares (and fractional shares) of Vertiv Stock for which it has not received timely Participant directions in the same proportion as the shares (and fractional shares) of Vertiv Stock for which it received timely Participant directions, except in the case where to do so would be inconsistent with the provisions of ERISA. All reasonable efforts shall be made to inform each Participant that shares of Vertiv Stock for which the trustee does not receive Participant direction shall be voted pro rata in proportion to the shares for which it has received Participant direction. Participants are also entitled to tender rights for their pro rata portion of shares held in the Vertiv Stock Fund. The trustee shall not tender any shares (or fractional shares) of Vertiv Stock for which it does not receive timely Participant directions to tender such shares (or fractional shares), except in the case where to do so would be inconsistent with the trustee’s responsibilities under ERISA. Furthermore, tender offer materials provided to Participants will inform Participants that the Trustee will interpret a Participant’s silence as a direction not to tender the Participant’s shares of Vertiv Stock.
Plan Termination
Although the Company has not expressed any intention to do so, the Company has the right under the Plan to discontinue its contributions and terminate the Plan at any time, subject to the provisions of ERISA. In the event of Plan termination, the participants' accounts become fully vested.